ORGANIZATION - FINANCIAL INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Organization
Pledge or collateralization of assets					¥ 0
Current assets:
Cash and cash equivalents	$ 3,109				20,284,000		¥ 25,930,000
Accounts receivable (net of allowance for doubtful accounts of RMB79,839 and RMB (US$) as of December 31, 2019 and 2020, respectively)	10,139				66,159,000		105,608,000
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	12,296			¥ 82,366,000	80,230,000	$ 12,643	82,495,000
Prepaid expenses and other current assets, net	19,210				125,344,000		117,912,000
Amounts due from subsidiaries held for sale	69				447,000		447,000
Total current assets	86,715				565,811,000		607,443,000
Non-current assets:
Property and equipment, net	55,531				362,340,000		396,620,000
Intangible assets, net							79,000
Long term investments	4,620				30,148,000		30,126,000
Operating lease right-of-use asset	899				5,869,000		131,408,000
Long term deposits and other non-current assets	4,245				27,696,000		46,399,000
Total non-current assets	114,421				746,602,000		928,737,000
TOTAL ASSETS	201,136				1,312,413,000		1,536,180,000
Current liabilities:
Accounts payable	50,829				331,658,000		278,312,000
Accrued employee benefits	4,733				30,883,000		37,885,000
Accrued expenses and other payables	14,559				94,995,000		69,393,000
Other payables	154,303				1,006,830,000		1,041,553,000
Income tax payable	14,875				97,054,000		92,491,000
Current portion of finance lease obligations	3,868				25,241,000		26,057,000
Current portion of operating lease liability	372				2,427,000		41,882,000
Deferred government grant							302,000
Total current liabilities	293,689				1,916,316,000		1,913,033,000
Non-current liabilities:
Non-current portion of operating lease liabilities	532				3,470,000		122,360,000
Deferred government grant	2,199				14,350,000		14,350,000
Other noncurrent liabilities	8,088				52,775,000		50,973,000
Total non-current liabilities	10,819				70,595,000		212,924,000
Total liabilities	304,508				1,986,911,000		2,125,957,000
Net revenues
-Third party customers	2,199	¥ 14,350,000	¥ 14,652,000
Noet profit/(loss)	(11,205)	(73,123,000)	(52,705,000)	(25,813,000)
Net cash provided by /(used in) operating activities	12,659	82,601,000	108,944,000	(41,659,000)
Net cash used in investing activities	(8,021)	(52,336,000)	(35,678,000)	(160,811,000)
Net cash used in financing activities	(6,355)	(41,467,000)	(78,452,000)	140,596,000
Consolidated Variable Interest Entity (VIEs)
Current assets:
Cash and cash equivalents				3,936,000		369	2,407,000
Restricted cash				12,939,000		1,297	8,463,000
Accounts receivable (net of allowance for doubtful accounts of RMB79,839 and RMB (US$) as of December 31, 2019 and 2020, respectively)				47,516,000		7,827	51,074,000
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	11,605				75,225,000		79,839,000
Prepaid expenses and other current assets, net				13,957,000		6,079	39,664,000
Amounts due from inter-companies				48,522,000		41,417	270,245,000
Total current assets				126,870,000		56,989	371,853,000
Non-current assets:
Property and equipment, net				2,642,000			2,000
Intangible assets, net				27,000
Long term investments				10,081,000		1,548	10,103,000
Operating lease right-of-use asset				124,502,000		891	5,814,000
Long term deposits and other non-current assets				2,640,000		20	128,000
Total non-current assets				139,892,000		2,459	16,047,000
TOTAL ASSETS				266,762,000		$ 59,448	387,900,000
Current liabilities:
Accounts payable	39,463				257,499,000		261,502,000
Accrued employee benefits	3,428				22,367,000		27,016,000
Accrued expenses and other payables	7,492				48,883,000		25,098,000
Other payables							6,248,000
Income tax payable	1,869				12,196,000		11,594,000
Amounts due to inter-companies	71,288				465,151,000		260,385,000
Current portion of operating lease liability	364				2,372,000		40,155,000
Deferred government grant							302,000
Total current liabilities	123,903				808,468,000		632,300,000
Non-current liabilities:
Non-current portion of operating lease liabilities	532				3,470,000		117,428,000
Deferred government grant	2,199				14,350,000		14,350,000
Other noncurrent liabilities	1,411				9,210,000
Total non-current liabilities	4,143				27,030,000		131,778,000
Total liabilities	128,046				¥ 835,498,000		¥ 764,078,000
Net revenues
-Third party customers	37,276	243,224,000	287,653,000	344,108,000
-Inter-companies	4,700	30,670,000	532,766,000	499,017,000
Noet profit/(loss)	$ (1,489)	¥ (9,718,000)	¥ (60,994,000)	¥ 105,324,000